DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Low Beta High Yield Bond ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.5%
Basic Materials - 3.8%
Chemicals - 1.9%
Ashland, Inc.,144A,3.375%, 9/1/31	$231,000	$188,054
Avient Corp.
144A,5.75%, 5/15/25	348,000	347,061
144A,7.125%, 8/1/30	428,000	430,779
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	300,000	309,645
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	375,000	327,122
Methanex Corp.
5.125%, 10/15/27	390,000	367,992
5.25%, 12/15/29 (a)	410,000	377,837
Olin Corp.
5.125%, 9/15/27	258,000	246,316
5.625%, 8/1/29 (a)	419,000	400,306
5.00%, 2/1/30	276,000	253,482
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	639,000	579,372
Valvoline, Inc.
144A,4.25%, 2/15/30	322,000	318,965
144A,3.625%, 6/15/31	287,000	235,870

(Cost $4,581,408)		4,382,801

Iron/Steel - 0.7%
Cleveland-Cliffs, Inc.
144A,6.75%, 3/15/26	494,000	495,129
5.875%, 6/1/27	297,000	291,820
144A,6.75%, 4/15/30	452,000	440,341
United States Steel Corp.,6.875%, 3/1/29	255,000	253,656

(Cost $1,513,606)		1,480,946

Mining - 1.2%
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	332,000	313,641
144A,5.875%, 4/15/30	495,000	476,348
144A,4.375%, 4/1/31	804,000	702,061
144A,6.125%, 4/15/32	404,000	391,499
Hudbay Minerals, Inc.,144A,4.50%, 4/1/26	305,000	290,013
Nexa Resources SA
144A,5.375%, 5/4/27	375,000	353,674
144A,6.50%, 1/18/28	308,000	299,711

(Cost $2,953,125)		2,826,947

Communications - 10.8%
Advertising - 0.5%
Lamar Media Corp.
3.75%, 2/15/28	319,000	294,788
4.00%, 2/15/30	295,000	263,196
3.625%, 1/15/31	345,000	295,506
Outfront Media Capital LLC / Outfront Media Capital Corp.,144A,7.375%, 2/15/31	250,000	256,580

(Cost $1,210,531)		1,110,070

Internet - 3.2%
Gen Digital, Inc.
144A,5.00%, 4/15/25	699,000	693,897
144A,6.75%, 9/30/27	482,000	485,484
144A,7.125%, 9/30/30 (a)	362,000	370,128
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	312,000	302,093
144A,3.50%, 3/1/29	429,000	378,133
Match Group Holdings II LLC
144A,5.00%, 12/15/27	246,000	235,754
144A,4.625%, 6/1/28	298,000	278,097
144A,4.125%, 8/1/30	303,000	263,857
144A,3.625%, 10/1/31	268,000	219,260
MercadoLibre, Inc.
2.375%, 1/14/26	214,000	198,477
3.125%, 1/14/31	391,000	318,983
Uber Technologies, Inc.
144A,7.50%, 5/15/25	532,000	541,975
144A,8.00%, 11/1/26	984,000	1,000,824
144A,7.50%, 9/15/27	643,000	655,230
144A,6.25%, 1/15/28	268,000	265,488
144A,4.50%, 8/15/29	844,000	778,126
Ziff Davis, Inc.,144A,4.625%, 10/15/30	232,000	204,645

(Cost $7,436,583)		7,190,451

Media - 6.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	351,000	343,650
144A,5.125%, 5/1/27	1,571,000	1,497,473
144A,5.00%, 2/1/28	1,340,000	1,256,839
144A,5.375%, 6/1/29	702,000	647,836
144A,6.375%, 9/1/29 (a)	722,000	697,142
144A,4.75%, 3/1/30	1,427,000	1,250,065
144A,4.50%, 8/15/30	1,316,000	1,130,039
144A,4.25%, 2/1/31	1,404,000	1,174,659
News Corp.
144A,3.875%, 5/15/29	596,000	527,759
144A,5.125%, 2/15/32	268,000	242,350
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	536,000	493,635
144A,5.00%, 8/1/27	884,000	841,185
144A,4.00%, 7/15/28	1,132,000	1,012,985
TEGNA, Inc.,144A,4.75%, 3/15/26	295,000	284,212

Telenet Finance Luxembourg Notes SARL,144A,5.50%, 3/1/28	600,000	552,000
Univision Communications, Inc.,144A,5.125%, 2/15/25	548,000	541,523
Videotron Ltd.
144A,5.125%, 4/15/27	322,000	311,800
144A,3.625%, 6/15/29	268,000	235,372
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	814,000	766,139
144A,4.50%, 8/15/30	490,000	420,944

(Cost $15,282,658)		14,227,607

Telecommunications - 0.9%
Level 3 Financing, Inc.
144A,3.40%, 3/1/27	405,000	341,549
144A,3.875%, 11/15/29 (a)	435,000	333,982
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	733,000	616,673
144A,4.75%, 7/15/31	820,000	700,517

(Cost $2,153,070)		1,992,721

Consumer, Cyclical - 22.7%
Airlines - 1.7%
Air Canada,144A,3.875%, 8/15/26	643,000	600,593
American Airlines, Inc.,144A,11.75%, 7/15/25	1,030,000	1,127,860
Delta Air Lines, Inc.
7.375%, 1/15/26	552,000	565,662
4.375%, 4/19/28 (a)	230,000	219,535
3.75%, 10/28/29	234,000	209,451
United Airlines, Inc.,144A,4.375%, 4/15/26	1,082,000	1,029,995

(Cost $3,922,456)		3,753,096

Apparel - 0.1%
Levi Strauss & Co.,144A,3.50%, 3/1/31 (a)
(Cost $229,325)	268,000	224,627

Auto Manufacturers - 0.4%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	214,000	202,011
144A,5.875%, 6/1/29	268,000	259,576
144A,3.75%, 1/30/31	591,000	494,061

(Cost $1,045,441)		955,648

Auto Parts & Equipment - 2.1%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	426,000	410,413
144A,7.00%, 4/15/28	268,000	272,647
144A,8.25%, 4/15/31	268,000	272,487
Clarios Global LP,144A,6.75%, 5/15/25	300,000	300,933
Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	551,000	548,334
144A,6.75%, 5/15/28	402,000	405,859
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	426,000	433,764
5.00%, 5/31/26 (a)	552,000	535,257
4.875%, 3/15/27	395,000	373,362
ZF North America Capital, Inc.
144A,4.75%, 4/29/25	617,000	603,301
144A,6.875%, 4/14/28	322,000	326,806
144A,7.125%, 4/14/30	362,000	371,836

(Cost $4,930,235)		4,854,999

Distribution/Wholesale - 0.8%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	390,000	359,290
144A,3.875%, 11/15/29	214,000	185,463
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	720,000	638,093
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	295,000	300,814
144A,7.75%, 3/15/31	429,000	444,826

(Cost $2,000,910)		1,928,486

Entertainment - 5.5%
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	1,922,000	1,912,566
144A,8.125%, 7/1/27	923,000	941,207
144A,7.00%, 2/15/30	1,132,000	1,134,621
Caesars Resort Collection LLC / CRC Finco, Inc.,144A,5.75%, 7/1/25	530,000	527,592
CDI Escrow Issuer, Inc.,144A,5.75%, 4/1/30	693,000	651,330
Cedar Fair LP,5.25%, 7/15/29	263,000	240,473
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A,5.50%, 5/1/25	536,000	534,185
5.375%, 4/15/27	348,000	339,646
Churchill Downs, Inc.
144A,5.50%, 4/1/27	322,000	310,729
144A,4.75%, 1/15/28	425,000	395,441
144A,6.75%, 5/1/31	322,000	315,158
International Game Technology PLC
144A,6.50%, 2/15/25	338,000	338,166
144A,4.125%, 4/15/26	437,000	417,340
144A,6.25%, 1/15/27	402,000	401,598
144A,5.25%, 1/15/29	402,000	380,452
Light & Wonder International, Inc.,144A,7.00%, 5/15/28	359,000	359,438
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	693,000	693,490
144A,4.75%, 10/15/27	509,000	478,506
144A,3.75%, 1/15/28	298,000	269,829

Vail Resorts, Inc.,144A,6.25%, 5/15/25	322,000	321,349
WMG Acquisition Corp.
144A,3.75%, 12/1/29	299,000	261,632
144A,3.875%, 7/15/30	287,000	250,563
144A,3.00%, 2/15/31	489,000	407,413
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	452,000	407,415
144A,7.125%, 2/15/31	326,000	324,313

(Cost $13,148,981)		12,614,452

Food Service - 0.4%
Aramark Services, Inc.
144A,5.00%, 4/1/25	296,000	293,951
144A,5.00%, 2/1/28	616,000	583,412

(Cost $895,501)		877,363

Home Builders - 0.6%
Century Communities, Inc.
6.75%, 6/1/27	300,000	300,330
144A,3.875%, 8/15/29	250,000	217,310
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	268,000	263,179
144A,5.75%, 1/15/28	250,000	243,515
144A,5.125%, 8/1/30	308,000	284,352

(Cost $1,336,971)		1,308,686

Leisure Time - 2.3%
Carnival Corp.
144A,9.875%, 8/1/27	366,000	382,695
144A,4.00%, 8/1/28	1,369,000	1,244,503
144A,7.00%, 8/15/29	260,000	265,271
Carnival Holdings Bermuda Ltd.,144A,10.375%, 5/1/28	1,163,000	1,264,470
Life Time, Inc.,144A,5.75%, 1/15/26	496,000	486,539
NCL Corp. Ltd.,144A,5.875%, 2/15/27	536,000	519,424
Royal Caribbean Cruises Ltd.
144A,8.25%, 1/15/29	536,000	561,167
144A,7.25%, 1/15/30	445,000	453,531

(Cost $5,165,556)		5,177,600

Lodging - 4.2%
Boyd Gaming Corp.
4.75%, 12/1/27	536,000	508,440
144A,4.75%, 6/15/31	532,000	471,238
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	268,000	266,773
144A,5.75%, 5/1/28	268,000	264,263
144A,3.75%, 5/1/29	429,000	385,698
4.875%, 1/15/30	636,000	599,047
144A,4.00%, 5/1/31	649,000	571,589
144A,3.625%, 2/15/32	814,000	684,474
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	505,000	446,012
144A,4.875%, 7/1/31	268,000	225,228
Las Vegas Sands Corp.
2.90%, 6/25/25	268,000	255,103
3.50%, 8/18/26	526,000	493,500
3.90%, 8/8/29	452,000	404,020
MGM Resorts International
6.75%, 5/1/25	386,000	387,024
5.75%, 6/15/25	432,000	429,832
4.625%, 9/1/26	214,000	205,669
5.50%, 4/15/27	362,000	351,056
4.75%, 10/15/28	462,000	427,535
Station Casinos LLC,144A,4.50%, 2/15/28	370,000	334,778
Travel + Leisure Co.
144A,6.625%, 7/31/26	348,000	348,111
6.00%, 4/1/27	214,000	207,629
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	795,000	786,047
144A,5.25%, 5/15/27	483,000	460,419

(Cost $9,917,460)		9,513,485

Retail - 4.6%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	358,000	357,088
144A,3.875%, 1/15/28	831,000	765,569
144A,4.375%, 1/15/28	402,000	373,827
144A,3.50%, 2/15/29	402,000	358,747
144A,4.00%, 10/15/30	1,649,000	1,422,920
Asbury Automotive Group, Inc.
4.50%, 3/1/28	217,000	199,787
144A,4.625%, 11/15/29 (a)	499,000	449,761
4.75%, 3/1/30	228,000	205,129
Bath & Body Works, Inc.,5.25%, 2/1/28	268,000	257,692
Beacon Roofing Supply, Inc.,144A,6.50%, 8/1/30	360,000	359,695
FirstCash, Inc.
144A,4.625%, 9/1/28	268,000	245,686
144A,5.625%, 1/1/30	295,000	276,328
Lithia Motors, Inc.
144A,4.625%, 12/15/27	214,000	199,054
144A,3.875%, 6/1/29	409,000	360,822
144A,4.375%, 1/15/31 (a)	375,000	323,598
Macy’s Retail Holdings LLC,144A,5.875%, 3/15/30	228,000	207,090
Murphy Oil USA, Inc.
4.75%, 9/15/29	268,000	246,767
144A,3.75%, 2/15/31	268,000	227,618

Penske Automotive Group, Inc.
3.50%, 9/1/25	295,000	283,957
3.75%, 6/15/29	268,000	232,586
PetSmart, Inc. / PetSmart Finance Corp.,144A,4.75%, 2/15/28	693,000	634,501
SRS Distribution, Inc.,144A,4.625%, 7/1/28	348,000	318,170
Yum! Brands, Inc.
144A,4.75%, 1/15/30	429,000	399,074
3.625%, 3/15/31	543,000	466,730
4.625%, 1/31/32	739,000	665,201
5.375%, 4/1/32	536,000	507,788

(Cost $11,018,108)		10,345,185

Consumer, Non-cyclical - 20.6%
Agriculture - 0.4%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	268,000	260,516
144A,6.00%, 6/15/30	536,000	517,571

(Cost $818,868)		778,087

Commercial Services - 4.7%
ADT Security Corp.,144A,4.125%, 8/1/29	586,000	521,285
APX Group, Inc.,144A,6.75%, 2/15/27	322,000	320,475
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,4.75%, 4/1/28	268,000	243,003
144A,5.375%, 3/1/29 (a)	312,000	281,395
144A,8.00%, 2/15/31	335,000	327,746
Block, Inc.
2.75%, 6/1/26	536,000	494,295
3.50%, 6/1/31	606,000	507,844
Brink’s Co.
144A,5.50%, 7/15/25	214,000	211,737
144A,4.625%, 10/15/27	322,000	302,103
Herc Holdings, Inc.,144A,5.50%, 7/15/27	693,000	673,304
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	713,000	705,778
144A,3.375%, 8/31/27	586,000	530,818
Service Corp. International
4.625%, 12/15/27	295,000	279,368
5.125%, 6/1/29	452,000	432,790
3.375%, 8/15/30	490,000	411,987
4.00%, 5/15/31	429,000	365,950
United Rentals North America, Inc.
5.50%, 5/15/27	268,000	264,708
3.875%, 11/15/27	402,000	378,298
4.875%, 1/15/28	1,024,000	985,689
5.25%, 1/15/30	402,000	384,061
4.00%, 7/15/30	367,000	327,318
3.875%, 2/15/31	689,000	599,943
3.75%, 1/15/32	402,000	341,263
Williams Scotsman, Inc.
144A,6.125%, 6/15/25	332,000	330,059
144A,4.625%, 8/15/28	268,000	246,595
144A,7.375%, 10/1/31	300,000	307,407

(Cost $11,504,426)		10,775,219

Cosmetics/Personal Care - 0.7%
Coty, Inc.
144A,5.00%, 4/15/26	482,000	470,976
144A,6.50%, 4/15/26	204,000	203,401
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC,144A,6.625%, 7/15/30	420,000	422,506
Edgewell Personal Care Co.,144A,5.50%, 6/1/28	402,000	383,311

(Cost $1,514,288)		1,480,194

Food - 4.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	402,000	378,306
144A,7.50%, 3/15/26	402,000	409,193
144A,4.625%, 1/15/27	813,000	781,767
144A,5.875%, 2/15/28	402,000	396,907
144A,6.50%, 2/15/28	387,000	388,931
144A,3.50%, 3/15/29	773,000	685,747
144A,4.875%, 2/15/30	536,000	501,749
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	268,000	256,534
144A,4.125%, 1/31/30	570,000	510,865
144A,4.375%, 1/31/32	415,000	362,114
Performance Food Group, Inc.
144A,5.50%, 10/15/27	638,000	618,206
144A,4.25%, 8/1/29	536,000	480,558
Pilgrim’s Pride Corp.
3.50%, 3/1/32	487,000	394,650
6.25%, 7/1/33	626,000	616,546
6.875%, 5/15/34	250,000	255,839
Post Holdings, Inc.
144A,5.75%, 3/1/27	246,000	241,988
144A,5.625%, 1/15/28	504,000	490,773
US Foods, Inc.
144A,6.875%, 9/15/28	310,000	314,526
144A,4.75%, 2/15/29	482,000	447,612
144A,4.625%, 6/1/30	283,000	255,612
144A,7.25%, 1/15/32	310,000	317,099

(Cost $9,412,827)		9,105,522

Healthcare-Products - 2.6%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	866,000	810,982
144A,3.875%, 11/1/29	479,000	424,699

Hologic, Inc.
144A,4.625%, 2/1/28	214,000	201,786
144A,3.25%, 2/15/29	509,000	447,356
Medline Borrower LP
144A,3.875%, 4/1/29	2,546,000	2,263,675
144A,5.25%, 10/1/29	1,415,000	1,281,469
Teleflex, Inc.
4.625%, 11/15/27	268,000	254,150
144A,4.25%, 6/1/28	268,000	247,146

(Cost $6,092,523)		5,931,263

Healthcare-Services - 5.4%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	268,000	253,262
144A,3.125%, 2/15/29 (a)	345,000	289,645
144A,3.50%, 4/1/30	348,000	291,212
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	268,000	248,208
144A,3.75%, 3/15/29	283,000	252,249
144A,4.00%, 3/15/31	318,000	273,712
Encompass Health Corp.
4.50%, 2/1/28	429,000	401,544
4.75%, 2/1/30	499,000	453,687
4.625%, 4/1/31	204,000	179,214
IQVIA, Inc.
144A,5.00%, 10/15/26	563,000	549,496
144A,5.00%, 5/15/27	589,000	571,034
144A,6.50%, 5/15/30	268,000	270,680
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	429,000	398,083
144A,3.875%, 11/15/30	408,000	354,872
144A,3.875%, 5/15/32	402,000	337,356
Select Medical Corp.,144A,6.25%, 8/15/26	730,000	725,202
Tenet Healthcare Corp.
4.875%, 1/1/26	1,225,000	1,204,690
6.25%, 2/1/27	804,000	801,088
5.125%, 11/1/27	774,000	743,775
4.625%, 6/15/28	292,000	272,904
4.25%, 6/1/29	750,000	672,884
4.375%, 1/15/30	777,000	695,113
6.125%, 6/15/30	1,217,000	1,186,830
144A,6.75%, 5/15/31	873,000	873,058

(Cost $13,013,190)		12,299,798

Household Products/Wares - 0.1%
Central Garden & Pet Co.,4.125%, 10/15/30
(Cost $246,405)	268,000	229,753

Pharmaceuticals — 2.7%
Jazz Securities DAC,144A,4.375%, 1/15/29	804,000	724,044
Organon & Co. / Organon Foreign Debt Co.-Issuer BV,144A,4.125%, 4/30/28	1,195,000	1,062,226
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	475,000	466,359
4.375%, 3/15/26	375,000	360,367
4.65%, 6/15/30	402,000	359,211
Prestige Brands, Inc.
144A,5.125%, 1/15/28	214,000	203,477
144A,3.75%, 4/1/31	382,000	318,848
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 1/31/25	228,000	229,035
3.15%, 10/1/26	1,845,000	1,681,272
6.75%, 3/1/28	784,000	787,316

(Cost $6,495,450)		6,192,155

Energy - 9.6%
Oil & Gas - 5.0%
Antero Resources Corp.
144A,7.625%, 2/1/29	218,000	223,414
144A,5.375%, 3/1/30	322,000	302,383
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	320,000	315,812
144A,8.25%, 12/31/28	330,000	330,561
144A,5.875%, 6/30/29	229,000	210,375
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	268,000	262,906
144A,5.875%, 2/1/29	268,000	257,558
144A,6.75%, 4/15/29	509,000	507,434
Civitas Resources, Inc.,144A,5.00%, 10/15/26	205,000	195,612
CrownRock LP / CrownRock Finance, Inc.,144A,5.625%, 10/15/25	493,000	488,509
CVR Energy, Inc.,144A,5.25%, 2/15/25	315,000	310,596
Matador Resources Co.
5.875%, 9/15/26	375,000	368,285
144A,6.875%, 4/15/28	268,000	268,801
Murphy Oil Corp.,5.875%, 12/1/27	291,000	286,960
Parkland Corp.
144A,5.875%, 7/15/27	268,000	262,919
144A,4.50%, 10/1/29	483,000	430,866
Permian Resources Operating LLC
144A,8.00%, 4/15/27	295,000	301,583
144A,5.875%, 7/1/29	375,000	358,653
144A,9.875%, 7/15/31	354,000	388,123
144A,7.00%, 1/15/32	270,000	271,005
Range Resources Corp.
4.875%, 5/15/25	469,000	461,913
8.25%, 1/15/29	322,000	334,069
144A,4.75%, 2/15/30	268,000	244,649

SM Energy Co.
6.75%, 9/15/26	222,000	219,198
6.625%, 1/15/27	211,000	209,239
6.50%, 7/15/28	211,000	205,553
Southwestern Energy Co.
5.375%, 2/1/29	373,000	355,137
5.375%, 3/15/30	703,000	667,498
4.75%, 2/1/32	666,000	594,840
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	322,000	320,713
144A,7.00%, 9/15/28	270,000	272,293
4.50%, 5/15/29	499,000	455,322
4.50%, 4/30/30	428,000	384,819
Vital Energy, Inc.,9.50%, 1/15/25	315,000	316,447

(Cost $11,608,160)		11,384,045

Pipelines - 4.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,7.875%, 5/15/26	295,000	301,003
144A,5.375%, 6/15/29	402,000	376,745
Buckeye Partners LP
144A,4.125%, 3/1/25	288,000	280,745
4.125%, 12/1/27	214,000	197,824
CQP Holdco LP / BIP-V Chinook Holdco LLC,144A,5.50%, 6/15/31	790,000	731,301
DT Midstream, Inc.
144A,4.125%, 6/15/29	589,000	529,662
144A,4.375%, 6/15/31	596,000	523,739
EnLink Midstream LLC
144A,5.625%, 1/15/28	318,000	309,021
5.375%, 6/1/29	262,000	253,035
144A,6.50%, 9/1/30	576,000	581,405
EnLink Midstream Partners LP
4.15%, 6/1/25	226,000	221,616
4.85%, 7/15/26	263,000	256,133
EQM Midstream Partners LP
144A,6.00%, 7/1/25	214,000	212,490
4.125%, 12/1/26	268,000	253,457
5.50%, 7/15/28	505,000	491,308
Hess Midstream Operations LP
144A,5.625%, 2/15/26	506,000	500,113
144A,5.125%, 6/15/28	295,000	282,551
144A,4.25%, 2/15/30	432,000	386,770
144A,5.50%, 10/15/30	214,000	202,131
NuStar Logistics LP
5.75%, 10/1/25	322,000	319,997
5.625%, 4/28/27	335,000	330,042
Rockies Express Pipeline LLC
144A,3.60%, 5/15/25	214,000	205,064
144A,4.95%, 7/15/29	285,000	263,136
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	670,000	588,161
144A,6.25%, 1/15/30	586,000	575,373
144A,4.125%, 8/15/31	765,000	660,312
144A,3.875%, 11/1/33	670,000	547,314

(Cost $11,086,626)		10,380,448

Financial - 10.0%
Diversified Financial Services - 3.3%
AG Issuer LLC,144A,6.25%, 3/1/28	268,000	260,063
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	275,000	285,466
Macquarie Airfinance Holdings Ltd.,144A,8.375%, 5/1/28	265,000	271,791
Nationstar Mortgage Holdings, Inc.
144A,5.00%, 2/1/26	220,000	210,169
144A,6.00%, 1/15/27	420,000	408,251
Navient Corp.
6.75%, 6/25/25	268,000	270,144
6.75%, 6/15/26	260,000	259,756
NFP Corp.,144A,4.875%, 8/15/28	345,000	315,181
OneMain Finance Corp.
6.875%, 3/15/25	669,000	674,414
7.125%, 3/15/26	905,000	913,291
3.50%, 1/15/27	462,000	413,257
PennyMac Financial Services, Inc.,144A,5.375%, 10/15/25	362,000	352,291
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	716,000	651,281
144A,3.625%, 3/1/29	402,000	353,439
144A,3.875%, 3/1/31	750,000	630,581
144A,4.00%, 10/15/33	435,000	349,601
SLM Corp.
4.20%, 10/29/25	268,000	254,668
3.125%, 11/2/26	268,000	242,628
United Wholesale Mortgage LLC,144A,5.50%, 11/15/25	449,000	436,945

(Cost $7,890,241)		7,553,217

Insurance - 1.9%
Acrisure LLC / Acrisure Finance, Inc.,144A,4.25%, 2/15/29	375,000	327,741
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,4.25%, 10/15/27	402,000	372,895
144A,6.75%, 4/15/28	755,000	756,407
AssuredPartners, Inc.,144A,7.00%, 8/15/25	268,000	267,548

HUB International Ltd.
144A,7.00%, 5/1/26	945,000	940,805
144A,5.625%, 12/1/29	340,000	309,156
144A,7.25%, 6/15/30	1,195,000	1,222,552

(Cost $4,187,587)		4,197,104

Real Estate - 0.4%
Howard Hughes Corp.
144A,5.375%, 8/1/28	402,000	377,303
144A,4.125%, 2/1/29	408,000	350,164
144A,4.375%, 2/1/31	338,000	280,807

(Cost $1,127,801)		1,008,274

Real Estate Investment Trusts - 4.1%
HAT Holdings I LLC / HAT Holdings II LLC
144A,6.00%, 4/15/25	214,000	211,142
144A,3.375%, 6/15/26 (a)	536,000	485,588
Iron Mountain, Inc.
144A,4.875%, 9/15/27	536,000	507,908
144A,5.25%, 3/15/28	442,000	419,343
144A,5.00%, 7/15/28	268,000	250,543
144A,7.00%, 2/15/29	686,000	692,016
144A,4.875%, 9/15/29	536,000	488,536
144A,5.25%, 7/15/30	697,000	639,802
144A,4.50%, 2/15/31	589,000	510,418
144A,5.625%, 7/15/32	412,000	374,488
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,7.50%, 6/1/25	428,000	430,876
144A,5.875%, 10/1/28	428,000	405,316
144A,4.875%, 5/15/29	402,000	358,037
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	370,000	351,685
144A,7.25%, 7/15/28	294,000	298,745
144A,4.50%, 2/15/29	322,000	290,663
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	268,000	249,978
144A,4.00%, 9/15/29	268,000	231,847
SBA Communications Corp.
3.875%, 2/15/27	852,000	802,472
3.125%, 2/1/29	854,000	744,401
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24	204,000	197,549
4.75%, 3/15/25	268,000	264,026
144A,3.625%, 7/15/26	205,000	188,193

(Cost $9,804,393)		9,393,572

REITS - 0.3%
Service Properties Trust,144A,8.625%, 11/15/31
(Cost $605,983)	590,000	605,424

Industrial - 12.1%
Aerospace/Defense - 3.7%
Bombardier, Inc.,144A,7.125%, 6/15/26	711,000	711,592
Rolls-Royce PLC
144A,3.625%, 10/14/25	606,000	582,336
144A,5.75%, 10/15/27	536,000	530,051
TransDigm, Inc.
144A,6.25%, 3/15/26	2,268,000	2,254,694
7.50%, 3/15/27	284,000	284,248
5.50%, 11/15/27	1,397,000	1,345,737
144A,6.75%, 8/15/28	1,083,000	1,086,087
4.625%, 1/15/29	622,000	562,761
4.875%, 5/1/29	411,000	372,788
144A,6.875%, 12/15/30	750,000	752,419

(Cost $8,545,002)		8,482,713

Building Materials - 1.7%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	295,000	274,969
144A,4.25%, 2/1/32	787,000	676,396
144A,6.375%, 6/15/32	360,000	354,468
Standard Industries, Inc.
144A,5.00%, 2/15/27	555,000	532,550
144A,4.75%, 1/15/28	506,000	476,107
144A,4.375%, 7/15/30	937,000	822,185
144A,3.375%, 1/15/31	590,000	485,023
Summit Materials LLC / Summit Materials Finance Corp.,144A,5.25%, 1/15/29	375,000	350,998

(Cost $4,051,284)		3,972,696

Electrical Components & Equipment - 0.7%
WESCO Distribution, Inc.
144A,7.125%, 6/15/25	804,000	805,727
144A,7.25%, 6/15/28	790,000	806,491

(Cost $1,677,431)		1,612,218

Electronics - 0.8%
Sensata Technologies BV
144A,5.00%, 10/1/25 (a)	374,000	368,268
144A,4.00%, 4/15/29	586,000	526,504
144A,5.875%, 9/1/30	268,000	258,182
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	241,000	214,965
144A,3.75%, 2/15/31	452,000	382,618

(Cost $1,941,394)		1,750,537

Engineering & Construction - 0.1%
Fluor Corp.,4.25%, 9/15/28
(Cost $308,836)	330,000	308,649

Environmental Control - 1.3%
Clean Harbors, Inc.,144A,6.375%, 2/1/31	278,000	276,093

GFL Environmental, Inc.
144A,4.25%, 6/1/25	268,000	262,184
144A,3.75%, 8/1/25	402,000	388,660
144A,5.125%, 12/15/26 (a)	313,000	303,882
144A,4.00%, 8/1/28	402,000	359,133
144A,3.50%, 9/1/28	382,000	342,504
144A,4.75%, 6/15/29	502,000	459,133
144A,4.375%, 8/15/29	295,000	260,703
Stericycle, Inc.,144A,3.875%, 1/15/29	268,000	236,514

(Cost $3,026,395)		2,888,806

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.,5.75%, 6/15/25
(Cost $219,627)	214,000	211,625

Packaging & Containers - 3.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	322,000	312,752
144A,3.25%, 9/1/28	372,000	320,610
Ball Corp.
5.25%, 7/1/25	536,000	533,708
4.875%, 3/15/26	402,000	394,223
6.875%, 3/15/28	402,000	411,193
6.00%, 6/15/29	596,000	595,438
2.875%, 8/15/30	797,000	660,836
3.125%, 9/15/31	460,000	380,251
Berry Global, Inc.,144A,5.625%, 7/15/27	268,000	262,213
Crown Americas LLC,5.25%, 4/1/30	268,000	253,717
Graphic Packaging International LLC
144A,3.50%, 3/15/28	241,000	218,334
144A,3.75%, 2/1/30	214,000	186,697
OI European Group BV,144A,4.75%, 2/15/30	214,000	192,764
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A,4.00%, 10/15/27	536,000	490,947
Sealed Air Corp.
144A,5.50%, 9/15/25	214,000	212,570
144A,4.00%, 12/1/27	228,000	209,756
144A,6.125%, 2/1/28	415,000	410,868
144A,5.00%, 4/15/29	198,000	184,735
144A,7.25%, 2/15/31	330,000	338,233
Silgan Holdings, Inc.,4.125%, 2/1/28 (a)	305,000	280,967

(Cost $7,324,216)		6,850,812

Trucking & Leasing - 0.7%
Fortress Transportation and Infrastructure Investors LLC
144A,6.50%, 10/1/25	448,000	445,270
144A,9.75%, 8/1/27	214,000	222,684
144A,5.50%, 5/1/28	546,000	513,229
144A,7.875%, 12/1/30	300,000	305,717

(Cost $1,477,779)		1,486,900

Technology - 5.4%
Computers - 2.0%
NCR Voyix Corp.
144A,5.00%, 10/1/28	379,000	345,996
144A,5.125%, 4/15/29	640,000	586,666
144A,5.25%, 10/1/30	291,000	256,053
Presidio Holdings, Inc.,144A,4.875%, 2/1/27	281,000	272,005
Seagate HDD Cayman
4.75%, 1/1/25	257,000	253,898
4.875%, 6/1/27	271,000	262,892
4.091%, 6/1/29	265,000	238,050
144A,8.25%, 12/15/29	278,000	295,429
144A,8.50%, 7/15/31	315,000	336,885
144A,9.625%, 12/1/32	435,600	489,607
Western Digital Corp.,4.75%, 2/15/26 (a)	1,232,000	1,189,354

(Cost $4,559,575)		4,526,835

Semiconductors - 0.9%
Entegris Escrow Corp.
144A,4.75%, 4/15/29	987,000	933,090
144A,5.95%, 6/15/30	480,000	463,564
Entegris, Inc.
144A,4.375%, 4/15/28	214,000	199,890
144A,3.625%, 5/1/29 (a)	199,000	174,103
ON Semiconductor Corp.,144A,3.875%, 9/1/28	375,000	339,465

(Cost $2,135,908)		2,110,112

Software - 2.5%
Boxer Parent Co., Inc.,144A,7.125%, 10/2/25	322,000	321,876
Clarivate Science Holdings Corp.,144A,3.875%, 7/1/28	494,000	446,189
Fair Isaac Corp.
144A,5.25%, 5/15/26	214,000	209,649
144A,4.00%, 6/15/28	482,000	443,909
Open Text Corp.
144A,3.875%, 2/15/28	482,000	439,453
144A,3.875%, 12/1/29	455,000	398,370
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	612,000	542,099
144A,4.125%, 12/1/31	333,000	285,040
PTC, Inc.
144A,3.625%, 2/15/25	388,000	377,694
144A,4.00%, 2/15/28	268,000	246,797
ROBLOX Corp.,144A,3.875%, 5/1/30	536,000	461,070
SS&C Technologies, Inc.,144A,5.50%, 9/30/27	1,072,000	1,038,366
Twilio, Inc.
3.625%, 3/15/29	268,000	236,337
3.875%, 3/15/31	268,000	231,512

(Cost $6,003,452)		5,678,361

Utilities - 3.5%
Electric - 3.3%
Calpine Corp.
144A,5.25%, 6/1/26	275,000	270,175
144A,4.50%, 2/15/28	670,000	634,105
144A,3.75%, 3/1/31	532,000	456,243
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	485,000	454,574
144A,3.75%, 2/15/31	526,000	440,510
DPL, Inc.,4.125%, 7/1/25	222,000	214,379
FirstEnergy Corp.
Series B, 4.15%, 7/15/27	854,000	813,118
2.65%, 3/1/30	332,000	281,180
Series B, 2.25%, 9/1/30	271,000	220,663
NextEra Energy Operating Partners LP
144A,3.875%, 10/15/26	278,000	256,940
144A,4.50%, 9/15/27	295,000	272,558
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	536,000	526,907
144A,5.625%, 2/15/27	747,000	727,109
144A,5.00%, 7/31/27	717,000	682,865
144A,4.375%, 5/1/29	670,000	605,847
144A,7.75%, 10/15/31	650,000	665,803

(Cost $7,975,783)		7,522,976

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.,5.50%, 5/20/25
(Cost $368,032)	375,000	367,564

TOTAL CORPORATE BONDS (Cost $233,765,407)		223,850,049

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 2.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
(Cost $6,658,657)	6,658,657	6,658,657

CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
(Cost $1,275,052)	1,275,052	1,275,052

TOTAL INVESTMENTS - 102.0% (Cost $241,699,116)		231,783,758
Other assets and liabilities, net - (2.0%)		(4,508,867)

NET ASSETS - 100.0%		$227,274,891

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 2.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	6,658,657 (d)	—	—	—	2,881	—	6,658,657	6,658,657
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
3,360,237	6,730,055	(8,815,240)	—	—	18,103	—	1,275,052	1,275,052

3,360,237	13,388,712	(8,815,240)	—	—	20,984	—	7,933,709	7,933,709

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $6,506,884, which is 2.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$223,850,049	$—	$223,850,049
Short-Term Investments (a)	7,933,709	—	—	7,933,709

TOTAL	$7,933,709	$223,850,049	$—	$231,783,758

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYDW-PH1

R-089711-1 (5/24) DBX005195 (5/24)